[BROWN BROTHERS HARRIMAN LOGO]


SEMI-ANNUAL REPORT
DECEMBER 31, 2002



BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND

PORTFOLIO OF INVESTMENTS
December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (78.6%)
               EDUCATION (7.9%)
$  2,700,000   Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue*                    01/01/03     1.350%    $   2,700,000
   6,400,000   Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue*                    01/02/03     1.650         6,400,000
   1,900,000   Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue*                    01/02/03     1.650         1,900,000
   1,200,000   Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue*                    01/02/03     1.650         1,200,000
   1,200,000   East Carolina University, North Carolina*                01/02/03     1.650         1,200,000
   1,900,000   Massachusetts State Industrial Finance Agency,
                 Showa Women's Institute Revenue*                       01/02/03     1.850         1,900,000
   4,250,000   Michigan State University Revenue*                       01/01/03     1.550         4,250,000
   1,030,000   Michigan State University Revenue                        02/15/03     6.000         1,035,745
   1,300,000   New Jersey State Educational Facilities
                 Authority*                                             01/02/03     1.650         1,300,000
   3,000,000   Ohio State University Revenue*                           01/02/03     1.400         3,000,000
   2,300,000   Ohio State University Revenue*                           01/02/03     1.400         2,300,000
   1,000,000   Ohio State University Revenue*                           01/02/03     0.940         1,000,000
   2,770,000   Pennsylvania State Higher Educational
                 Facilities Authority*                                  01/01/03     1.600         2,770,000
   1,800,000   University of Pittsburgh Revenue*                        01/01/03     1.600         1,800,000
                                                                                               -------------
               TOTAL EDUCATION                                                                    32,755,745
                                                                                               -------------

               ESCROWED TO MATURITY (a) (0.1%)
     500,000   New York State Power Authority                           01/01/04     6.700           526,603
                                                                                               -------------

               GENERAL OBLIGATIONS (28.9%)
     795,000   Arlington County, Virginia                               02/01/03     3.000           795,833
   2,000,000   Baltimore County, Maryland                               09/01/03     3.000         2,022,315
   1,000,000   Charlotte, North Carolina                                02/01/03     5.000         1,002,892
   1,000,000   Clark County, Nevada, School District                    06/15/03     5.750         1,020,373
   5,000,000   Connecticut State*                                       01/02/03     1.550         5,000,000
   1,090,000   Cypress-Fairbanks, Texas, Independent School
                 District                                               02/15/03     4.000         1,092,896

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               GENERAL OBLIGATIONS (CONTINUED)
$  1,000,000   Dallas, Texas                                            02/15/03     6.500%    $   1,005,489
   1,000,000   Dallas, Texas                                            02/15/03     6.000         1,004,899
     750,000   Delaware State                                           12/01/03     5.700           779,802
     470,000   Delaware State                                           02/01/03     4.500           471,058
   1,000,000   Detroit, Michigan, City School District                  05/01/03     3.000         1,005,501
   2,385,000   District of Columbia*                                    01/01/03     1.600         2,385,000
   5,700,000   District of Columbia*                                    01/02/03     1.850         5,700,000
   3,200,000   District of Columbia*                                    01/02/03     1.850         3,200,000
   1,000,000   Du Page County, Illinois                                 01/01/03     5.000         1,000,000
   2,710,000   Durham County, North Carolina                            04/01/03     4.250         2,726,411
   1,000,000   Fairfax County, Virginia                                 06/01/03     4.875         1,013,296
   1,000,000   Fort Bend, Texas, Independent School District            02/15/03     7.000         1,006,352
   2,195,000   Georgia State                                            03/01/03     5.950         2,208,631
     700,000   Georgia State                                            03/01/03     5.900           704,989
   4,750,000   Georgia State                                            07/01/03     5.500         4,846,387
   4,890,000   Georgia State                                            11/01/03     3.250         4,951,272
   1,000,000   Gwinnett County, Georgia                                 01/01/03     5.375         1,000,000
   4,420,000   Harris County, Texas*                                    01/01/03     1.600         4,420,000
   4,000,000   Harris County, Texas*                                    01/01/03     1.600         4,000,000
   1,000,000   Hawaii State                                             03/01/03     6.250         1,007,248
   1,250,000   Hawaii State                                             04/01/03     6.000         1,263,824
   1,400,000   Hennepin County, Minnesota*                              01/02/03     1.450         1,400,000
     500,000   Humble, Texas, Independent School District               02/15/03     6.500           502,763
   4,000,000   Irvine Ranch, California, Water District*                01/02/03     1.700         4,000,000
   1,620,000   Jordan, Utah, School District                            06/15/03     5.000         1,645,650
     550,000   Lincoln County, Oregon, School District                  06/15/03     5.500           560,586
   2,045,000   Maryland State                                           03/01/03     5.000         2,056,554
   1,000,000   Maryland State                                           04/15/03     4.900         1,009,198
   2,000,000   Minneapolis Minnesota*                                   01/02/03     1.650         2,000,000
     620,000   Minneapolis Minnesota*                                   01/02/03     1.650           620,000
     305,000   Minneapolis Minnesota*                                   01/02/03     1.650           305,000
     500,000   Minnesota State                                          08/01/03     5.100           509,473
   2,325,000   Minnesota State                                          08/01/03     4.750         2,370,314
   3,000,000   Montgomery County, Maryland                              05/01/03     4.000         3,024,685

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               GENERAL OBLIGATIONS (CONTINUED)
$  1,000,000   Montgomery County, Maryland                              02/01/03     5.000%    $   1,002,913
   5,000,000   Montgomery County, Maryland                              02/01/03     4.000         5,010,051
     700,000   New York, New York*                                      01/02/03     1.850           700,000
   1,100,000   New York, New York*                                      01/02/03     1.700         1,100,000
   1,000,000   New York, New York*                                      01/02/03     1.700         1,000,000
   1,000,000   New York, New York*                                      01/02/03     1.700         1,000,000
     400,000   New York, New York*                                      01/02/03     1.700           400,000
     100,000   New York, New York*                                      01/02/03     1.700           100,000
   1,300,000   New York, New York*                                      01/02/03     1.650         1,300,000
   1,085,000   New York, New York*                                      01/02/03     1.650         1,085,000
     600,000   New York, New York*                                      01/02/03     1.650           600,000
   2,000,000   New York, New York*                                      01/02/03     1.550         2,000,000
     550,000   North Carolina State                                     09/01/03     5.000           562,631
   1,830,000   North Richland Hills, Texas                              02/15/03     4.000         1,834,922
   1,595,000   Ohio State                                               05/01/03     5.000         1,614,378
   1,000,000   Pittsburgh, Pennsylvania                                 03/01/03     5.000         1,006,175
   1,000,000   Richardson, Texas, Independent School District           02/15/03     4.500         1,003,624
   1,000,000   Rosemount, Minnesota, Independent School
                 District                                               02/01/03     5.550         1,003,328
   3,635,000   Seattle, Washington*                                     01/01/03     1.600         3,635,000
   1,500,000   Seattle, Washington                                      08/01/03     4.000         1,524,279
   5,000,000   Seattle, Washington                                      12/01/03     3.000         5,075,396
   1,300,000   South Carolina State                                     01/01/03     5.000         1,300,000
   2,720,000   South Carolina State                                     04/01/03     5.500         2,746,075
     500,000   Spring Branch, Texas, Independent School District        02/01/03     4.250           500,863
   1,800,000   Travis County, Texas                                     03/01/03     4.000         1,807,152
     900,000   Utah State*                                              01/01/03     1.450           900,000
   1,000,000   Virginia State                                           06/01/03     4.750         1,014,526
   1,000,000   Virginia State                                           06/01/03     4.600         1,013,472
     450,000   Walled Lake, Michigan, School District                   05/01/03     4.000           454,062
   1,000,000   Washington Suburban Sanitary Commission,
                 Maryland                                               06/01/03     5.000         1,015,557
                                                                                               -------------
               TOTAL GENERAL OBLIGATIONS                                                         119,948,095
                                                                                               -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               HEALTH CARE (4.3%)
$    800,000   Harris County, Texas, Health Facilities
                 Development Corp.*                                     01/02/03     1.800%    $     800,000
   5,500,000   Illinois Health Care Facilities Authority*               01/01/03     1.550         5,500,000
   2,000,000   Kansas City, Missouri, Hospital Revenue*                 01/02/03     1.850         2,000,000
   1,200,000   Kansas City, Missouri, Hospital Revenue*                 01/02/03     1.850         1,200,000
   3,780,000   Massachusetts State Health & Educational
                 Facilities Authority*                                  01/02/03     1.650         3,780,000
   1,500,000   Oklahoma State Industrial Authority, Hospital
                 Revenue*                                               01/02/03     1.800         1,500,000
   1,200,000   Reno, Nevada, Hospital Revenue*                          01/02/03     1.630         1,200,000
   1,800,000   Washington State Health Care Facilities
                 Authority*                                             01/02/03     1.660         1,800,000
                                                                                               -------------
               TOTAL HEALTH CARE                                                                  17,780,000
                                                                                               -------------

               INDUSTRIAL (6.8%)
   2,900,000   Columbia, Alabama, Pollution Control Revenue*            01/02/03     1.850         2,900,000
     600,000   Delaware County, Pennsylvania, Industrial
                 Development Authority*                                 01/02/03     1.450           600,000
   1,500,000   Florida Inland Protection Financing Corp.                01/01/03     5.000         1,500,000
   6,700,000   Forsyth, Montana, Pollution Control Revenue*             01/02/03     1.850         6,700,000
   2,400,000   Gulf Coast Waste Disposal Authority, Texas*              01/02/03     1.480         2,400,000
   1,000,000   Hurley, New Mexico, Pollution Control Revenue*           01/02/03     1.750         1,000,000
   1,000,000   Jackson County, Mississippi, Port Facilities
                 Revenue*                                               01/02/03     1.750         1,000,000
   3,000,000   Kemmerer, Wyoming, Pollution Control Revenue*            01/02/03     1.480         3,000,000
     500,000   Lincoln County, Wyoming, Pollution Control
                 Revenue*                                               01/02/03     1.700           500,000
   2,000,000   Maricopa County, Arizona, Pollution Control
                 Revenue*                                               01/02/03     1.800         2,000,000
     800,000   Midlothian, Texas, Pollution Control Revenue*            01/01/03     1.550           800,000
   1,000,000   Monroe County, Georgia, Pollution Control
                 Revenue*                                               01/02/03     1.850         1,000,000
     500,000   Port Arthur, Texas NAV (Texaco, Inc. Project)*           01/02/03     1.750           500,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               INDUSTRIAL (CONTINUED)
$  2,100,000   Putnam County, Georgia, Pollution Control
                 Revenue*                                               01/02/03     1.850%    $   2,100,000
     900,000   Putnam County, Georgia, Pollution Control
                 Revenue*                                               01/02/03     1.800           900,000
   1,200,000   Sweetwater County, Wyoming, Pollution Control
                 Revenue*                                               01/02/03     1.850         1,200,000
                                                                                               -------------
               TOTAL INDUSTRIAL                                                                   28,100,000
                                                                                               -------------
               MISCELLANEOUS (7.1%)
   2,000,000   Blair County, Pennsylvania, Convention & Sports
                 Facilities Authority                                   05/01/03     4.900         2,024,501
   1,500,000   California Housing Finance Agency*                       01/01/03     1.500         1,500,000
   3,000,000   California Housing Finance Agency*                       01/02/03     1.080         3,000,000
   1,365,000   Clayton County, Georgia, Housing Authority*              01/01/03     1.200         1,365,000
   1,500,000   Colorado Housing & Finance Authority*                    01/01/03     1.600         1,500,000
   1,920,000   East Baton Rouge Parish, Louisiana                       02/01/03     8.000         1,929,701
     500,000   Michigan Municipal Bond Authority                        10/01/03     6.000           515,424
   6,700,000   Michigan State Housing Development Authority,
                 Rental Housing Revenue*                                01/01/03     1.500         6,700,000
   1,000,000   New York State Local Government Assistance
                 Corp.*                                                 01/01/03     1.450         1,000,000
   2,170,000   New York, New York, City Transitional Finance
                 Authority*                                             01/01/03     1.600         2,170,000
     300,000   New York, New York, City Transitional Finance
                 Authority*                                             01/02/03     1.850           300,000
     500,000   New York, New York, City Transitional Finance
                 Authority*                                             01/02/03     1.750           500,000
   1,000,000   New York, New York, City Transitional Finance
                 Authority*                                             01/01/03     1.600         1,000,000
   1,000,000   Pennsylvania Intergovernmental Coop Authority,
                 Special Tax Revenue                                    06/15/03     5.000         1,017,234
   5,000,000   Riverside County, California, Special Tax*               01/01/03     1.500         5,000,000
                                                                                               -------------
               TOTAL MISCELLANEOUS                                                                29,521,860
                                                                                               -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               PRE-REFUNDED (a) (8.8%)
$  4,000,000   Burlington County, New Jersey, Bridge
                 Commission                                             10/01/03     5.300%    $   4,151,542
   1,000,000   Connecticut State                                        03/15/03     5.625         1,027,169
   1,000,000   Dallas, Texas                                            02/15/03     6.125         1,005,604
     645,000   Dallas, Texas, Independent School District               08/15/03     5.700           662,776
   3,000,000   Hawaii State                                             06/01/03     5.500         3,080,479
   2,900,000   Las Vegas-Clark County, Nevada, Library District         02/01/03     6.000         2,939,126
   1,325,000   Maine Municipal Bond                                     06/01/03     5.750         1,375,364
   4,955,000   Metropolitan Pier & Exposition Authority, Illinois       06/15/03     6.500         5,168,751
   1,400,000   Nebraska Public Power District                           01/01/03     6.125         1,427,994
   2,000,000   Nebraska Public Power District                           01/01/03     5.800         2,039,964
     750,000   New Hampshire Municipal Bond                             02/15/03     5.875           768,622
   1,550,000   New Jersey State                                         02/15/03     6.000         1,589,897
   1,500,000   New York State Dormitory Authority                       05/15/03     6.000         1,553,302
     500,000   New York State Power Authority                           01/01/03     5.000           509,998
     860,000   Philadelphia, Pennsylvania, Water & Sewer
                 Revenue                                                06/15/03     5.750           893,945
   1,050,000   Shawnee County, Kansas, School District                  02/01/03     5.300         1,052,787
   5,000,000   Virginia State                                           06/01/03     6.250         5,191,182
   1,000,000   Washington Suburban Sanitary Commission,
                 Maryland                                               06/01/03     5.875         1,038,516
   1,000,000   Wisconsin State                                          05/01/03     6.200         1,013,675
                                                                                               -------------
               TOTAL PRE-REFUNDED                                                                 36,490,693
                                                                                               -------------

               SALES TAX (0.8%)
     700,000   Clearwater, Florida, Sales Tax Revenue                   12/01/03     4.000           716,743
   2,535,000   Jefferson Parish, Louisiana, Sales Tax Revenue           02/01/03     5.000         2,541,035
                                                                                               -------------
               TOTAL SALES TAX                                                                     3,257,778
                                                                                               -------------

               TRANSPORTATION (4.2%)
     300,000   Lone Star, Texas, Airport Improvement Authority*         01/02/03     1.660           300,000
     500,000   New York State Thruway Authority                         04/01/03     4.900           504,231
  11,655,000   Triborough Bridge & Tunnel Authority, New York*          01/01/03     1.650        11,655,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               MUNICIPAL BONDS (CONTINUED)
               TRANSPORTATION (CONTINUED)
$  5,000,000   Triborough Bridge & Tunnel Authority, New York*          01/01/03     1.650%    $   5,000,000
                                                                                               -------------
               TOTAL TRANSPORTATION                                                               17,459,231
                                                                                               -------------

               UTILITIES (0.7%)
     600,000   Jacksonville, Florida, Electric Authority Revenue*       01/02/03     1.450           600,000
     800,000   Washington State Public Power Supply System*             01/01/03     1.700           800,000
   1,500,000   Washington State Public Power Supply System*             01/01/03     1.600         1,500,000
                                                                                               -------------
               TOTAL UTILITIES                                                                     2,900,000
                                                                                               -------------

               WATER/SEWER (9.0%)
   1,400,000   Boston, Massachusetts, Water & Sewer
                 Revenue*                                               01/02/03     1.400         1,400,000
   3,900,000   Durham, North Carolina, Water & Sewer
                 Revenue*                                               01/02/03     1.650         3,900,000
     585,000   Florida State Department of Environmental
                 Protection                                             07/01/03     5.250           596,589
   1,525,000   Lower Colorado River Authority, Texas                    05/15/03     4.000         1,537,656
   1,000,000   Massachusetts State Water Resources Authority*           01/01/03     2.050         1,000,000
   4,000,000   Massachusetts State Water Resources Authority*           01/01/03     1.550         4,000,000
   6,000,000   Massachusetts State Water Resources Authority*           01/01/03     1.500         6,000,000
   1,550,000   Massachusetts State Water Resources Authority*           01/01/03     1.500         1,550,000
   5,900,000   Massachusetts State Water Resources Authority*           01/02/03     1.800         5,900,000
   1,000,000   New York, New York, Water & Sewer Revenue*               01/01/03     1.650         1,000,000
   4,300,000   New York, New York, Water & Sewer Revenue*               01/02/03     1.650         4,300,000
   2,100,000   New York, New York, Water & Sewer Revenue*               01/02/03     1.650         2,100,000
     755,000   Ohio State Water Development Authority                   06/01/03     4.000           761,249
   1,000,000   Pennsylvania Infrastructure Investment Authority         09/01/03     6.000         1,030,783
   1,000,000   Philadelphia, Pennsylvania, Water & Sewer
                 Revenue                                                08/01/03     6.750         1,032,159
   1,000,000   Texas Water Development Board                            07/15/03     5.000         1,017,489
                                                                                               -------------
               TOTAL WATER/SEWER                                                                  37,125,925
                                                                                               -------------
               TOTAL MUNICIPAL BONDS                                                             325,865,930
                                                                                               -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

  PRINCIPAL                                                             MATURITY   INTEREST
   AMOUNT                                                                 DATE       RATE          VALUE
   ------                                                                 ----       ----          -----
               COMMERCIAL PAPER (20.9%)
$  3,100,000   Baltimore County, Maryland                               02/13/03     1.100%    $   3,100,000
   1,200,000   Burke County, Georgia, Development Authority             02/04/03     1.150         1,200,000
   3,000,000   Burke County, Georgia, Development Authority             02/11/03     1.050         3,000,000
   3,000,000   City of Fort Worth, Texas                                02/03/03     1.150         3,000,000
   4,845,000   City of Fort Worth, Texas                                02/05/03     1.050         4,845,000
   2,000,000   City of Fort Worth, Texas                                02/07/03     1.100         2,000,000
   5,000,000   City of Houston, Texas                                   02/03/03     1.100         5,000,000
   2,000,000   City of Houston, Texas                                   02/06/03     1.150         2,000,000
   7,000,000   City of Houston, Texas                                   02/07/03     1.050         7,000,000
   4,000,000   City of San Antonio, Texas                               02/10/03     1.150         4,000,000
   1,000,000   City of San Antonio, Texas                               02/12/03     1.100         1,000,000
   2,900,000   City of San Antonio, Texas                               02/12/03     1.050         2,900,000
   4,000,000   City of San Antonio, Texas                               02/19/03     1.050         4,000,000
   5,000,000   Howard County, Maryland                                  02/10/03     1.100         5,000,000
   4,000,000   King County, Washington                                  02/11/03     1.100         4,000,000
   2,700,000   Las Vegas Valley, Nevada, Water District                 01/08/03     1.200         2,700,000
   2,000,000   Las Vegas Valley, Nevada, Water District                 01/09/03     1.100         2,000,000
   1,000,000   Las Vegas Valley, Nevada, Water District                 01/09/03     1.100         1,000,000
   2,000,000   Municipal Electric Authority, Georgia                    01/09/03     1.200         2,000,000
   3,642,000   Municipal Electric Authority, Georgia                    01/09/03     1.100         3,642,000
   8,000,000   New York, New York                                       02/06/03     1.050         8,000,000
   9,100,000   South Carolina State                                     02/04/03     1.100         9,100,000
   2,500,000   South Carolina State                                     02/06/03     1.100         2,500,000
   2,000,000   Tennessee Board of Regents                               06/09/03     1.150         2,000,000
   1,400,000   Tennessee State School Bond                              02/12/03     1.050         1,400,000
                                                                                               -------------
               TOTAL COMMERCIAL PAPER                                                             86,387,000
                                                                                               -------------
TOTAL INVESTMENTS, AT AMORTIZED COST                                                  99.5%    $ 412,252,930
OTHER ASSETS IN EXCESS OF LIABILITIES                                                  0.5         2,116,469
                                                                                     -----     -------------
NET ASSETS                                                                           100.0%    $ 414,369,399
                                                                                     =====     =============

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2002 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collaterized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX EXEMPT MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (unaudited)

ASSETS:
   Investments, at amortized cost                                  $ 412,252,930
   Cash                                                                   38,927
   Interest receivable                                                 2,295,758
   Prepaid expenses                                                       18,780
                                                                   -------------
        TOTAL ASSETS                                                 414,606,395
                                                                   -------------

LIABILITIES:
   Payables for:
     Shareholder servicing/eligible insitution fees                       95,239
     Investment advisory fees                                             57,143
     Administrative fees                                                  38,096
     Dividends declared                                                   18,593
     Custody fees                                                         14,569
     Professional fees                                                     7,706
     Board of Trustees' fees                                               1,984
     Accrued expenses and other liabilities                                3,666
                                                                   -------------
        TOTAL LIABILITIES                                                236,996
                                                                   -------------

NET ASSETS, for 414,355,544 fund shares outstanding                $ 414,369,399
                                                                   =============

Net Assets Consist of:
   Paid-in capital                                                 $ 414,369,399
                                                                   =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                       $        1.00
                                                                   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                      $   3,191,276
                                                                   -------------

   EXPENSES:
     Shareholder services/eligible institution fees                      562,054
     Investment advisory fees                                            337,232
     Administrative fees                                                 224,822
     Custody fees                                                         74,889
     Professional fees                                                    14,931
     Board of Trustees' fees                                               7,766
     Miscellaneous expenses                                               42,920
                                                                   -------------
       TOTAL EXPENSES                                                  1,264,614
       Expense offset arrangement                                         (4,840)
                                                                   -------------
       NET EXPENSES                                                    1,259,774
                                                                   -------------
   NET INVESTMENT INCOME                                           $   1,931,502
                                                                   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX EXEMPT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX
                                                                    MONTHS ENDED        FOR THE
                                                                 DECEMBER 31, 2002     YEAR ENDED
                                                                    (UNAUDITED)      JUNE 30, 2002
                                                                 -----------------   -------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                       $       1,931,502   $   4,290,685
     Total declared as dividends to shareholders                        (1,829,145)     (4,378,823)
                                                                 -----------------   -------------
       Net increase (decrease) in net assets from operations               102,357         (88,138)
                                                                 -----------------   -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold                                                388,340,558     922,241,329
       Fund shares issued in reinvestment of dividends                   1,272,935       2,249,150
       Fund shares repurchased                                        (389,489,193)   (709,657,321)
                                                                 -----------------   -------------
         Net increase in net assets resulting from
           fund share transactions                                         124,300     214,833,158
                                                                 -----------------   -------------
         Total increase in net assets                                      226,657     214,745,020

NET ASSETS:
   Beginning of year                                                   414,142,742     199,397,722
                                                                 -----------------   -------------
   END OF PERIOD                                                 $     414,369,399   $ 414,142,742
                                                                 =================   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                                                                      FOR THE PERIOD FROM
                                            FOR THE SIX                                                FEBRUARY 22, 1999
                                            MONTHS ENDED            FOR THE YEARS ENDED JUNE 30,         (COMMENCEMENT
                                         DECEMBER 31, 2002      ------------------------------------   OF OPERATIONS) TO
                                            (UNAUDITED)           2002            2001       2000         JUNE 30, 1999
                                         -----------------      ---------      ---------   ---------  -------------------
Net asset value, beginning
   of period                                $    1.00           $    1.00      $    1.00   $    1.00        $   1.00
Income from investment
   operations:
   Net investment income                         0.00(1)             0.01           0.03        0.03            0.01
Dividends to shareholders from
   net investment income                         0.00(1)            (0.01)         (0.03)      (0.03)          (0.01)
                                            ---------           ---------      ---------   ---------        --------
Net asset value, end of period              $    1.00           $    1.00      $    1.00   $    1.00        $   1.00
                                            =========           =========      =========   =========        ========
Total return                                     0.41%               1.40%          3.20%       3.05%           1.03%
Ratios/ Supplemental Data:
   Net assets, end of period
     (000's omitted)                        $ 414,369           $ 414,143      $ 199,398   $ 173,050        $ 14,654
   Ratio of expenses to average
     net assets(2)                               0.56%(3),(4)        0.53%(3)       0.65%       0.65%           0.65%(4)
   Ratio of net investment
     income to average net assets                0.86%(4)            1.28%          3.17%       3.24%           2.63%(4)

----------
(1)  Less than $0.01.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

       Expenses paid by the Fund                    -                   -           0.62%       0.62%           1.23%(4)
       Expense offset arrangement                   -                   -           0.03%       0.03%           0.05%(4)
                                                                                   -----       -----           -----
       Net expenses                                 -                   -           0.65%       0.65%           1.28%(4)

(3) The ratio of expenses to average net assets for the six months ended December 31, 2002 and the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56% and 0.55%, respectively.

(4)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX EXEMPT MONEY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Exempt Money Fund, formerly The 59 Wall Street Tax Exempt Money Fund, (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2002, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $337,232 for advisory services.

December 31, 2002 (unaudited)

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") and BBH for which FSC and BBH receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended December 31, 2002, the Fund incurred $224,822 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $562,054 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2002, the Fund incurred $7,766 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2002, the Fund incurred $74,889 for custody services. These fees were reduced $4,840 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 15.3% of investments. At December 31, 2002, the five largest holdings by state were Texas 15.3%; New York 12.0%; Georgia 7.0%; Massachusetts 6.2% and Maryland 5.9%.

4. FEDERAL INCOME TAX STATUS. At June 30, 2002, the Fund had a net capital loss carryover of approximately $9,000, which is available through June 30, 2010, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

FINANCIAL STATEMENT DECEMBER 31, 2002

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

                         [BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


SEMI-ANNUAL REPORT
DECEMBER 31, 2002


BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND

PORTFOLIO OF INVESTMENTS
as of December 31, 2002 (unaudited)

 PRINCIPAL
  AMOUNT                                                                  VALUE
----------                                                            -------------
                U.S. TREASURY BILLS (a) (82.1%)
$   5,550,000   due 01/09/03, 1.178%                                  $   5,548,730
    6,200,000   due 01/16/03, 1.158%                                      6,197,203
   66,230,000   due 01/23/03, 1.086%                                     66,187,137
   10,825,000   due 01/30/03, 1.028%                                     10,816,328
   13,210,000   due 02/27/03, 1.330%                                     13,182,780
    3,000,000   due 03/06/03, 1.563%                                      2,991,863
   27,000,000   due 03/27/03, 1.349%                                     26,915,475
    5,000,000   due 04/03/03, 1.471%                                      4,981,548
    8,000,000   due 04/10/03, 1.521%                                      7,967,116
      800,000   due 04/24/03, 1.185%                                        797,063
   12,600,000   due 05/01/03, 1.194%                                     12,550,437
   13,685,000   due 05/08/03, 1.232%                                     13,626,343
    8,500,000   due 05/22/03, 1.241%                                      8,459,211
   10,000,000   due 06/26/03, 1.232%                                      9,940,451
                                                                      -------------
                TOTAL U.S. TREASURY BILLS                               190,161,685
                                                                      -------------

                U.S. TREASURY NOTES (17.6%)
   29,450,000   due 01/31/03, 5.500%                                     29,529,402
    6,475,000   due 03/31/03, 5.500%                                      6,522,831
      725,000   due 06/30/03, 5.375%                                        737,580
    3,000,000   due 08/15/03, 5.250%                                      3,064,158
    1,000,000   due 11/30/03, 3.000%                                      1,013,465
                                                                      -------------
                TOTAL U.S. TREASURY NOTES                                40,867,436
                                                                      -------------

TOTAL INVESTMENTS, AT AMORTIZED COST                       99.7%      $ 231,029,121
OTHER ASSETS IN EXCESS OF LIABILITIES                       0.3             612,264
                                                          -----       -------------
NET ASSETS                                                100.0%      $ 231,641,385
                                                          =====       =============

(a) Rates shown are yields to maturity at time of purchase.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (unaudited)

ASSETS:
   Investments, at amortized cost                                  $ 231,029,121
   Interest receivable                                                   856,535
   Prepaid expenses                                                        4,050
                                                                   -------------
       TOTAL ASSETS                                                  231,889,706
                                                                   -------------

LIABILITIES:
   Due to bank                                                           110,889
   Payables for:
     Shareholder servicing/eligible institution fees                      42,513
     Investment advisory fees                                             28,342
     Administrative fees                                                  19,561
     Dividends declared                                                   10,574
     Custody fees                                                         10,216
     Professional fees                                                    10,108
     Board of Trustees' fees                                               3,516
     Accrued expenses and other liabilities                               12,602
                                                                   -------------
       TOTAL LIABILITIES                                                 248,321
                                                                   -------------
NET ASSETS, for 231,634,158 fund shares outstanding                $ 231,641,385
                                                                   =============

Net Assets Consist of:
   Paid-in capital                                                 $ 231,641,385
                                                                   =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                       $        1.00
                                                                   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH U.S. TREASURY MONEY FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                        $ 1,594,554
                                                                     -----------

   EXPENSES:
     Shareholder servicing/eligible institution fees                     211,303
     Investment advisory fees                                            140,869
     Administrative fees                                                  93,912
     Custody fees                                                         24,901
     Professional fees                                                    17,966
     Board of Trustees' fees                                               4,474
     Miscellaneous expenses                                               40,307
                                                                     -----------
       TOTAL EXPENSES                                                    533,732
       Expense offset arrangement                                           (964)
                                                                     -----------
       NET EXPENSES                                                      532,768
                                                                     -----------
   NET INVESTMENT INCOME                                             $ 1,061,786
                                                                     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED          FOR THE
                                                               DECEMBER 31, 2002       YEAR ENDED
                                                                  (UNAUDITED)        JUNE 30, 2002
                                                               -----------------     --------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                     $       1,061,786     $    4,013,421
   Dividends declared from net investment income                      (1,047,102)        (4,021,823)
                                                               -----------------     --------------
     Net increase (decrease) in net assets from operations                14,684             (8,402)
                                                               -----------------     --------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold                                              312,993,070        634,955,848
       Fund shares issued in reinvestment of dividends                   375,405          1,499,587
       Fund shares repurchased                                      (269,752,043)      (634,475,606)
                                                               -----------------     --------------
         Net increase in net assets resulting from
           fund share transactions                                    43,616,432          1,979,829
                                                               -----------------     --------------
         Total increase in net assets                                 43,631,116          1,971,427

NET ASSETS:
   Beginning of year                                                 188,010,269        186,038,842
                                                               -----------------     --------------
   END OF PERIOD                                               $     231,641,385     $  188,010,269
                                                               =================     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH U.S. TREASURY MONEY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          FOR THE SIX
                                          MONTHS ENDED                               FOR THE YEARS ENDED JUNE 30,
                                        DECEMBER 31, 2002         ----------------------------------------------------------------
                                           (UNAUDITED)              2002           2001         2000         1999          1998
                                        -----------------         ---------     ---------     ---------    ---------     ---------
Net asset value, beginning of year              $    1.00         $    1.00     $    1.00     $    1.00    $    1.00     $    1.00
Income from investment operations:
   Net investment income                             0.01              0.02          0.05          0.05         0.04          0.05
Dividends to shareholders from
   net investment income                            (0.01)            (0.02)        (0.05)        (0.05)       (0.04)        (0.05)
                                                ---------         ---------     ---------     ---------    ---------     ---------
Net asset value, end of period                  $    1.00         $    1.00     $    1.00     $    1.00    $    1.00     $    1.00
                                                =========         =========     =========     =========    =========     =========
Total return                                         0.57%             1.95%         5.20%         4.75%        4.15%         4.78%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                            $ 231,641         $ 188,010     $ 186,039     $ 134,425    $ 193,222     $ 194,694
   Ratio of expenses to
     average net assets                              0.57%(1),(2)      0.56%(1)      0.55%         0.57%        0.62%         0.56%
   Ratio of net investment
     income to average net assets                    1.13%(2)          1.91%         5.00%         4.68%        4.07%         4.70%

----------
(1) The ratio of expenses to average net assets for the six months ended December 31, 2002 and the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.57% and 0.56%, respectively.
(2)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Treasury Money Fund, formerly The 59 Wall Street U.S. Treasury Money Fund, (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2002, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $140,869 for advisory services.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") and BBH for which FSC and BBH receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended December 31, 2002, the Fund incurred $93,912 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $211,303 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2002, the Fund incurred $4,474 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2002, the Fund incurred $24,901 for custody services. These fees were reduced $964 as a result of an expense offset arrangement with the Fund's custodian.

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INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.



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